STOCK OPTION PLAN AND WARRANTS (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE EXERCISE PRICE RANGE

Information with respect to stock options outstanding and exercisable at September 30, 2024 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2024	Weighted- Average Exercise Price
$2.56- $142.08	146,202	6.5	$30.61	145,401	$31.96

Information with respect to stock options outstanding and exercisable at December 31, 2023 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2023	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2023	Weighted- Average Exercise Price
$2.56- $142.08	162,625	6.5	$36.00	157,547	$36.96

SCHEDULE OF WARRANTS TRANSACTIONS

Warrant transactions during nine months ended September 30, 2024 were as follows:

	2024
	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	631,737	$2.66
Granted	1,296,875	3.47
Exercised	-	-
Forfeited or Cancelled	(46,536)	24.23
Outstanding at September 30, 2024	1,882,076	9.42
Warrant Exercisable at September 30, 2024	585,200	22.59
Weighted-Average Fair Value of Warrants Granted During the Year	$2.02

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

Information with respect to warrants outstanding and exercisable at September 30, 2024 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2024	Weighted- Average Exercise Price
$4.30 - $85.12	1,882,076	2.4	$9.42	585,200	$22.59

Information with respect to warrants outstanding and exercisable at December 31, 2023 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2023	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2023	Weighted- Average Exercise Price
$5.44 - $105.60	631,737	3.4	$22.72	631,737	$22.72